Other disclosures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Disclosures
Guarantees and other sureties	R$ 60,657,334	R$ 62,579,329
Financial guarantees	33,246,872	44,891,226
Performance guarantees	1,903,656	1,994,311
Financial letters of credit	25,485,782	15,667,096
Other	21,024	26,696
Other contingent exposures	3,730,419	3,091,932
Documentary Credits	3,730,419	3,091,932
Total Contingent Liabilities	64,387,753	65,671,261
Commitments
Loan commitments drawable by third parties (1)	205,309,683	177,455,391
Total Commitments	205,309,683	177,455,391
Total	R$ 269,697,436	R$ 243,126,652